Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Net Loss Per Share [Abstract]
Schedule of Loss Per Share Attributable to Holders of Common Stock

The following table sets forth the computation of the numerator and denominator for net loss per share attributable to holders of Common Stock.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands, except for per share amounts)
Numerator
Net loss attributable to common stockholders	$(142,506)	$(2,597)	$(90,674)	$(7,069)

Denominator
Basic
Weighted average shares outstanding – basic	92,769	59,425	91,598	59,319

Diluted
Weighted average shares outstanding – basic	92,769	59,425	91,598	59,319
Weighted average shares outstanding – diluted	92,769	59,425	91,598	59,319

Net loss per share attributable to common stockholders
Basic	$(1.54)	$(0.04)	$(0.99)	$(0.12)
Diluted	$(1.54)	$(0.04)	$(0.99)	$(0.12)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following table presents categories of shares that are excluded from the diluted per share computation as their effect would be anti-dilutive.

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(Shares in thousands)
Preferred Stock	6,595	—	6,595	—
Series A warrants	6,130	—	6,130	—
Earnout shares	10,100	—	10,100	—
Investor warrants	18,369	—	18,369	—
USARE LLC Class B Convertible warrants	—	2	—	2
Common Stock warrants	10,714	—	10,714	—
Incentive units	—	8	—	8
Total	51,908	10	51,908	10